RELATED PARTIES BALANCES AND TRANSCATIONS - Compensation of Key Management Personnel (Details)				12 Months Ended
	Dec. 31, 2015 shares	Jul. 16, 2015 shares	Apr. 30, 2015 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity				$ 4,507,000	$ 4,432,000	$ 4,211,000
Key management personnel compensation				$ 4,507,000	$ 4,432,000	$ 4,211,000
Number of share options granted in share-based payment arrangement (in shares) | shares	545,649	43,857	30,000	85,000	1,003,250
Weighted average exercise price of share options granted in share-based payment arrangement (in usd per share)			$ 21.01	$ 39.69	$ 31.89
Grant One [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares				12,836	260,000	30,000
Weighted average exercise price of share options granted in share-based payment arrangement (in usd per share)				$ 34.96	$ 29.01	$ 22.77
Grant Two [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares				62,162	82,500	273,000
Weighted average exercise price of share options granted in share-based payment arrangement (in usd per share)				$ 37.00	$ 32.36	$ 28.31